Consolidated Statements of Operations and Comprehensive Income - USD ($)		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Income Statement [Abstract]
Revenues		$ 28,378,669	$ 38,292,397	$ 38,292,412
Cost of sales		21,581,411	28,253,752	29,436,421
Gross profit		6,797,258	10,038,645	8,855,991
Operating expenses:
Selling and marketing expenses		2,068,502	2,170,570	1,740,278
General and administrative expenses		4,348,458	1,635,222	1,585,268
Total operating expenses		6,416,960	3,805,792	3,325,546
Income from operations		380,298	6,232,853	5,530,445
Other income (expenses):
Other income (expenses)		173,053	1,212,809	61,635
Currency exchange (loss) gain		503,101	443,831	(156,123)
Interest (expenses) income, net		(145,951)	(135,616)	(75,919)
Total other income (expense)		530,203	1,521,024	(170,407)
Income before tax expense		910,501	7,753,877	5,360,038
Income tax expense		126,841	1,097,726	876,396
Net income		783,660	6,656,151	4,483,642
Other comprehensive income/(loss)
Unrealized gain (losses) on investment in marketable debt securities, net of tax		414	51,531	(19,500)
Total comprehensive income		$ 784,074	$ 6,707,682	$ 4,464,142
Net income per share attributable to ordinary shareholders
Basic (in Dollars per share)	[1]	$ 0.03	$ 0.22	$ 0.15
Diluted (in Dollars per share)	[1]	$ 0.03	$ 0.22	$ 0.15
Weighted average number of ordinary shares used in computing net income per share
Basic (in Shares)	[1]	30,249,315	30,000,000	30,000,000
Diluted (in Shares)	[1]	30,249,315	30,000,000	30,000,000

[1]	Retroactively adjusted for the effects of the Stock Split (see Note 1).